Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2010 Subsequent Event [Member]	May 04, 2013 Subsequent Event [Member] Nielsen Business Media Holding Company [Member]
Subsequent Event [Line Items]
Loss from discontinued operations	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)	$ 3	$ (7)	$ 1	$ (22)
Total cash Consideration													$ 950